UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2006



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Armond A. Dinverno
Title:                Co-President
Phone:                630-875-4906
Signature,            Place,                and Date of Signing:
Armond A. Dinverno    Itasca, IL            August 8, 2006
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       89
Entry Total:
Form 13F Information Table       $303,681,000
Value Total:

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                                                           13(f) Report
                                                      Master Portfolio Group
                                                         June 30, 2006
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 S&P 500 SPDR                      UNIT SER 1  78462F103       817      6,418   SH       Sole                   6,418
 iShares MSCI EAFE                 MSCI EAFE   464287465    36,280    554,827   SH       Sole                 554,827
                                   IDX
 iShares Russell 1000 Growth       RUSSELL     464287614    62,311  1,231,939   SH       Sole               1,231,939
                                   1000GRW
 iShares Russell 1000 Value        RUSSELL100  464287598    64,995    888,879   SH       Sole                 888,879
                                   0VAL
 iShares Russell 3000 Index        RUSSELL     464287689       208      2,817   SH       Sole                   2,817
                                   3000
 iShares S&P 500                   S&P 500     464287200    65,189    511,087   SH       Sole                 511,087
                                   INDEX
 iShares S&P 600 Growth            S&P SMLCAP  464287887    23,166    188,953   SH       Sole                 188,953
 3M Co.                            COM         88579y101       201      2,487   SH       Sole                   2,487
 AT&T Inc. New                     COM         78387G103       754     27,026   SH       Sole                  27,026
 Abbott Laboratories               COM         002824100     1,014     23,243   SH       Sole                  23,243
 Allergan Inc.                     COM         018490102       394      3,669   SH       Sole                   3,669
 Allstate                          COM         020002101       606     11,078   SH       Sole                  11,078
 Altria Group                      COM         718154107       572      7,796   SH       Sole                   7,796
 American Express Company          COM         025816109       267      5,022   SH       Sole                   5,022
 American Int'l Group, Inc.        COM         026874107       444      7,525   SH       Sole                   7,525
 Amgen                             COM         031162100       327      5,017   SH       Sole                   5,017
 Anheuser Busch Co.                COM         035229103       310      6,793   SH       Sole                   6,793
 BankAmerica Corp.                 COM         060505104       883     18,364   SH       Sole                  18,364
 Baxter International Inc.         COM         071813109       270      7,351   SH       Sole                   7,351
 BellSouth Corporation             COM         079860102       322      8,893   SH       Sole                   8,893
 Boeing Company Capital            COM         097023105       340      4,149   SH       Sole                   4,149
 British Petroleum Amoco           COM         055622104     1,431     20,554   SH       Sole                  20,554
 C H Robinson                      COM         12541W100     1,300     24,385   SH       Sole                  24,385
 Carnival Corp.                    COM         143658102       296      7,080   SH       Sole                   7,080
 Caterpillar                       COM         149123101       415      5,569   SH       Sole                   5,569
 Charles Schwab                    COM         808513105       175     10,943   SH       Sole                  10,943
 ChevronTexaco Corp.               COM         166764100       706     11,370   SH       Sole                  11,370
 Cisco Systems                     COM         17275R102       526     26,947   SH       Sole                  26,947
 Citigroup Inc.                    COM         172967101     1,154     23,912   SH       Sole                  23,912
 Coca Cola                         COM         191216100       485     11,267   SH       Sole                  11,267
 ComCast                           COM         20030N101       248      7,585   SH       Sole                   7,585
 Conocophillips                    COM         718507106       472      7,200   SH       Sole                   7,200
 Dell Inc.                         COM         247025109       482     19,704   SH       Sole                  19,704
 Diamondcluster International      COM         25278P106       273     34,454   SH       Sole                  34,454
 Disney                            COM         254687106       323     10,774   SH       Sole                  10,774
 Eli Lilly                         COM         532457108       297      5,381   SH       Sole                   5,381
 Exelon Corporation                COM         30161N101       797     14,020   SH       Sole                  14,020
 Exxon Mobil Corporation           COM         30231G102     2,569     41,872   SH       Sole                  41,872
 Ford Motor Company                COM         345370860       113     16,349   SH       Sole                  16,349
 General Electric                  COM         369604103     1,505     45,671   SH       Sole                  45,671
 Glaxosmithkline                   COM         37733W105       613     10,982   SH       Sole                  10,982
 Goldman Sachs Group               COM         38141G104       316      2,103   SH       Sole                   2,103
 Hewlett-Packard Company           COM         428236103       726     22,922   SH       Sole                  22,922
 Home Depot                        COM         437076102       333      9,307   SH       Sole                   9,307
 IBM                               COM         459200101       563      7,334   SH       Sole                   7,334
 Intel Corp.                       COM         458140100       752     39,604   SH       Sole                  39,604
 J P Morgan Chase & Co.            COM         46625H100       842     20,044   SH       Sole                  20,044
 Janus Capital Group Inc.          COM         860831106       275     15,367   SH       Sole                  15,367
 Johnson & Johnson                 COM         478160104     1,173     19,578   SH       Sole                  19,578
 Lowes Companies Inc.              COM         548661107       206      3,395   SH       Sole                   3,395
 Lucent Technologies               COM         549463107        52     21,690   SH       Sole                  21,690
 McDonald's Corporation            COM         580135101     8,446    251,369   SH       Sole                 251,369
 Medtronic, Inc.                   COM         585055106       271      5,783   SH       Sole                   5,783
 Merck & Co, Inc.                  COM         589331107       212      5,814   SH       Sole                   5,814
 Microsoft                         COM         594918104     1,028     44,103   SH       Sole                  44,103
 Morgan Stanley / Dean Witter      COM         617446448     1,036     16,389   SH       Sole                  16,389
 Motorola Inc.                     COM         620076109       612     30,352   SH       Sole                  30,352
 National Semi-Conductor Corp.     COM         637640103       259     10,851   SH       Sole                  10,851
 Northern Trust                    COM         665859104       706     12,772   SH       Sole                  12,772
 Northfield Labs                   COM         666135108       224     22,699   SH       Sole                  22,699
 Novamed Eyecare Inc.              COM         66986W108       499     73,953   SH       Sole                  73,953
 Occidental Petroleum Corp         COM         674599105       269      2,619   SH       Sole                   2,619
 Oracle Corp.                      COM         68389X105       343     23,657   SH       Sole                  23,657
 Pepsico Inc                       COM         713448108       916     15,260   SH       Sole                  15,260
 Pfizer Incorporated               COM         717081103       579     24,680   SH       Sole                  24,680
 Procter & Gamble                  COM         742718109       794     14,274   SH       Sole                  14,274
 Prudential Securities             COM         744320102       271      3,487   SH       Sole                   3,487
 Qualcomm, Inc.                    COM         747525103       244      6,095   SH       Sole                   6,095
 Raytheon Company                  COM         755111507       244      5,467   SH       Sole                   5,467
 Schlumberger                      COM         806857108       311      4,772   SH       Sole                   4,772
 Serefex Corp.                     COM         81748P101         1     30,000   SH       Sole                  30,000
 Sprint Nextel Corp.               COM         852061100       221     11,058   SH       Sole                  11,058
 Sun Microsystems                  COM         866810104        60     14,359   SH       Sole                  14,359
 Tiffany & Co                      COM         886547108       209      6,335   SH       Sole                   6,335
 Time Warner Inc.                  COM         887317105       606     35,041   SH       Sole                  35,041
 Tyco International                COM         902124106       365     13,280   SH       Sole                  13,280
 US Bancorp                        COM         902973304       347     11,253   SH       Sole                  11,253
 United Health Care Corp.          COM         91324P102       286      6,378   SH       Sole                   6,378
 United Parcel Service Class B     COM         911312106       314      3,816   SH       Sole                   3,816
 United Technologies Corp.         COM         913017109       268      4,227   SH       Sole                   4,227
 Verizon Communications            COM         92343V104       382     11,399   SH       Sole                  11,399
 Wachovia Corporation              COM         929903102       305      5,632   SH       Sole                   5,632
 Wal-Mart                          COM         931142103       445      9,232   SH       Sole                   9,232
 Walgreen Company                  COM         931422109       485     10,821   SH       Sole                  10,821
 Washington Mutual Inc.            COM         939322103       401      8,791   SH       Sole                   8,791
 Wells Fargo & Co New              COM         949746101     1,833     27,325   SH       Sole                  27,325
 Wrigley William Jr. Company       COM         982526105       260      5,740   SH       Sole                   5,740
 Wyeth                             COM         983024100       260      5,865   SH       Sole                   5,865
 YUM! Brands Inc.                  COM         895953107       281      5,596   SH       Sole                   5,596

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